UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KEMPER CORPORATION
Address: One East Wacker Drive, 9th Floor
         Chicago, IL  60601

13F File Number:  028-02715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Vice President
Phone:     312-661-4600

Signature, Place, and Date of Signing:

 /s/ Richard Roeske     Chicago, IL     November 04, 2011

KEMPER CORPORATION FORMERLY REPORTED UNDER THE NAME UNITRIN INC.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $187,257 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-00121                     TRINITY UNIVERSAL INSURANCE COMPANY

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3068    60000 SH       OTHER   01                       60000
ABITIBIBOWATER INC             COM NEW          003687209       51     3404 SH       DEFINED                  3404
AIR PRODS & CHEMS INC          COM              009158106      916    12000 SH       OTHER   01                       12000
ALTRIA GROUP INC               COM              02209S103     3217   120000 SH       OTHER   01                      120000
AUTOMATIC DATA PROCESSING IN   COM              053015103     1650    35000 SH       OTHER   01                       35000
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682      191      250 SH       DEFINED 01                250
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511     1765    80000 SH       DEFINED                 80000
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    15883   720000 SH       DEFINED                720000
BLACKROCK INC                  COM              09247X101      562     3800 SH       OTHER   01                        3800
CATERPILLAR INC DEL            COM              149123101     2658    36000 SH       OTHER   01                       36000
CHEVRON CORP NEW               COM              166764100     6018    65000 SH       OTHER   01                       65000
CIT GROUP INC                  COM NEW          125581801      185     6099 SH       DEFINED                  6099
CIT GROUP INC                  COM NEW          125581801       28      927 SH       DEFINED                   927
COCA COLA CO                   COM              191216100     6756   100000 SH       OTHER   01                      100000
CONOCOPHILLIPS                 COM              20825C104     3483    55000 SH       OTHER   01                       55000
DISNEY WALT CO                 COM DISNEY       254687106      151     5000 SH       OTHER   01                        5000
ENTERPRISE PRODS PARTNERS L    COM              293792107     3011    75000 SH       OTHER   01                       75000
EXXON MOBIL CORP               COM              30231G102     7989   110000 SH       OTHER   01                      110000
FIFTH STREET FINANCE CORP      COM              31678A103     6866   736689 SH       DEFINED 01             736689
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1827    60000 SH       OTHER   01                       60000
INTEL CORP                     COM              458140100     1600    75000 SH       OTHER   01                       75000
INTERNATIONAL BUSINESS MACHS   COM              459200101     4022    23000 SH       OTHER   01                       23000
ISHARES TR                     IBOXX INV CPBD   464287242     5054    45000 SH       DEFINED                 45000
ISHARES TR                     IBOXX INV CPBD   464287242    60647   540000 SH       DEFINED                540000
JOHNSON & JOHNSON              COM              478160104     4140    65000 SH       OTHER   01                       65000
JPMORGAN CHASE & CO            COM              46625H100     1928    64000 SH       OTHER   01                       64000
KRAFT FOODS INC                CL A             50075N104     2854    85000 SH       OTHER   01                       85000
MCDONALDS CORP                 COM              580135101     4654    53000 SH       OTHER   01                       53000
MERCK & CO INC NEW             COM              58933Y105     2289    70000 SH       OTHER   01                       70000
NRG ENERGY INC                 COM NEW          629377508        3      118 SH       DEFINED                   118
OCCIDENTAL PETE CORP DEL       COM              674599105     2324    32500 SH       OTHER   01                       32500
PEPSICO INC                    COM              713448108     2786    45000 SH       OTHER   01                       45000
PHILIP MORRIS INTL INC         COM              718172109     7486   120000 SH       OTHER   01                      120000
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     3830    65000 SH       OTHER   01                       65000
PRAXAIR INC                    COM              74005P104     1683    18000 SH       OTHER   01                       18000
PROCTER & GAMBLE CO            COM              742718109     3816    60400 SH       OTHER   01                       60400
TARGET CORP                    COM              87612E106     2060    42000 SH       OTHER   01                       42000
TEXAS INSTRS INC               COM              882508104     1333    50000 SH       OTHER   01                       50000
TIME WARNER CABLE INC          COM              88732J207      577     9200 SH       OTHER   01                        9200
WAL MART STORES INC            COM              931142103     2232    43000 SH       OTHER   01                       43000
WALGREEN CO                    COM              931422109     2138    65000 SH       OTHER   01                       65000
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104     3526    65000 SH       OTHER   01                       65000